AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 103.3%
Asset-Backed Securities — 16.4%
Automobiles — 5.4%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$814,711
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	93,887
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	551,211
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	527,542
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,430,127
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,476,173
Series 2023-03A, Class A, 144A
5.440%	02/22/28	2,600	2,598,813
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	458,886
Series 2021-04, Class C
1.380%	07/15/27	150	135,372
Series 2022-01, Class C
2.200%	11/15/27	50	46,093
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	141	137,425
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	97,008
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,339,093
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	802,717
Series 2021-A, Class C
0.830%	08/15/28	350	323,464
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,603,765
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	273,837
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	215	212,808
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	465,572
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	88,230
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	1,508,221
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	620,037
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	700	$655,238
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,553,619
Series 2021-01A, Class A, 144A
0.870%	07/14/28	1,400	1,314,178
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,340,272
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,913,345
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	459,777
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	42	41,376
Series 2020-04, Class C
1.010%	01/15/26	38	37,236
Series 2021-02, Class C
0.900%	06/15/26	449	441,367
Series 2021-03, Class C
0.950%	09/15/27	1,475	1,431,693
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,122,732
Series 2023-01, Class C
5.090%	05/15/30	400	395,355
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	135,739
			30,446,919
Collateralized Loan Obligations — 10.2%
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	04/20/32	1,000	985,077
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33	750	735,423
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/15/31	750	739,850
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	07/20/32	1,000	983,082
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
5.892%(c)	01/28/31	999	989,667
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.029%(c)	04/20/35	750	733,275
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
5.707%(c)	11/17/27	178	$176,654
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32	250	245,016
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.952%(c)	04/18/35	750	730,833
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	01/20/32	750	736,927
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.818%(c)	10/20/31	750	738,232
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
5.802%(c)	10/15/33	750	740,569
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.865%(c)	07/18/30	1,225	1,211,539
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.966%(c)	04/24/34	1,000	969,399
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.142%(c)	01/17/33	250	245,779
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.808%(c)	07/20/29	317	315,144
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.742%(c)	10/15/30	1,730	1,710,891
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34	750	731,893
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34	250	243,566
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.832%(c)	04/30/31	250	247,371
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
5.762%(c)	04/17/31	1,495	1,477,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
5.828%(c)	04/20/31	250	$247,203
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	04/20/31	750	738,441
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	07/20/34	500	489,539
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	01/20/35	750	730,451
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34	500	489,767
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
5.796%(c)	04/24/31	250	246,981
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34	500	488,425
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
5.852%(c)	10/15/31	1,250	1,230,739
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34	250	243,722
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.979%(c)	04/20/35	750	729,385
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29	359	356,297
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.982%(c)	07/15/34	250	242,436
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	04/20/34	1,500	1,464,335
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	01/22/31	250	246,929
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31	500	494,062

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.952%(c)	04/28/31	1,000	$989,967
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.032%(c)	10/26/34	750	730,766
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28	312	309,446
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
6.162%(c)	01/16/33	1,250	1,229,790
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34	250	243,897
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.735%(c)	07/18/30	1,791	1,771,796
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31	750	738,504
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34	250	244,374
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/34	250	244,149
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.755%(c)	10/21/30	498	491,833
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32	750	738,012
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32	500	492,525
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	07/17/34	250	243,946
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.935%(c)	01/18/34	250	245,317
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.038%(c)	10/20/34	750	732,463
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	07/20/31	250	246,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.045%(c)	10/23/34	1,250	$1,207,844
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30	498	492,332
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.042%(c)	10/15/34	750	733,326
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.095%(c)	10/13/31	737	728,732
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.012%(c)	10/15/34	250	243,806
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.902%(c)	04/26/31	1,500	1,482,400
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
5.898%(c)	07/20/32	1,250	1,231,313
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	10/20/31	250	245,554
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.858%(c)	04/20/31	250	244,009
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.045%(c)	05/21/34	500	489,805
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31	250	246,869
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.808%(c)	10/20/31	2,250	2,212,250
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34	250	243,306
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31	500	493,828
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
6.088%(c)	01/20/32	250	246,772
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.980%(c)	07/10/34	1,000	976,412

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.838%(c)	04/20/31	742	$732,140
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.934%(c)	05/07/31	985	972,433
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.885%(c)	10/23/31	250	246,336
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34	250	244,333
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.919%(c)	10/20/32	1,750	1,713,284
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30	194	191,697
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/34	500	486,650
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.948%(c)	01/20/31	500	495,233
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.988%(c)	10/25/32	1,000	978,202
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
5.848%(c)	10/25/28	295	294,621
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
6.052%(c)	01/15/32	500	494,346
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/34	250	243,423
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
5.884%(c)	04/18/31	744	737,478
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.695%(c)	01/18/29	404	400,361
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.948%(c)	10/20/28	412	409,126
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	2,250	$2,202,956
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31	1,250	1,231,386
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
6.102%(c)	04/15/33	250	245,391
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	250	244,027
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.082%(c)	04/15/30	203	201,096
			58,102,386
Consumer Loans — 0.6%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	224	220,037
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	538,462
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.318%(c)	06/16/36	600	579,283
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	972,917
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	615	603,363
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	601	598,547
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	20	19,439
			3,532,048
Credit Cards — 0.2%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,072,578
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	206	209,952
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	37	32,033

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	19	$18,346
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	64	60,056
			110,435

Total Asset-Backed Securities (cost $94,754,132)			93,474,318
Commercial Mortgage-Backed Securities — 14.7%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	436	400,715
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	241,087
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,282
Series 2019-BN19, Class A1
2.263%	08/15/61	258	243,519
Series 2019-BN19, Class A2
2.926%	08/15/61	2,870	2,512,048
Series 2019-BN20, Class A2
2.758%	09/15/62	1,683	1,466,370
Series 2020-BN25, Class A3
2.391%	01/15/63	54	50,111
Series 2020-BN25, Class A4
2.399%	01/15/63	650	548,230
Series 2020-BN26, Class A3
2.155%	03/15/63	250	206,731
Series 2020-BN28, Class A1
0.628%	03/15/63	26	25,871
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,194,632
Series 2020-BN29, Class A1
0.549%	11/15/53	1,075	998,595
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,033,555
Series 2021-BN36, Class A1
0.801%	09/15/64	376	345,301
Series 2021-BN38, Class A1
1.274%	12/15/64	1,211	1,115,236
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	808,132
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	81	77,958
Series 2021-C10, Class ASB
2.268%	07/15/54	275	237,844
Series 2021-C11, Class A4
2.043%	09/15/54	165	132,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	$90,075
Series 2020-B17, Class A1
1.282%	03/15/53	61	58,587
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,202,044
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,692,857
Series 2020-B20, Class A3
1.945%	10/15/53	750	646,205
Series 2020-B21, Class A1
0.537%	12/17/53	137	128,905
Series 2020-B21, Class A4
1.704%	12/17/53	500	397,120
Series 2020-B22, Class A1
0.509%	01/15/54	423	387,926
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	78,480
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,030,276
Series 2021-B25, Class ASB
2.271%	04/15/54	250	214,793
Series 2021-B26, Class A1
0.747%	06/15/54	1,948	1,775,302
Series 2021-B28, Class A1
0.597%	08/15/54	1,246	1,140,293
Series 2022-B35, Class ASB
4.456%(cc)	05/15/55	3,400	3,270,023
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38	990	927,218
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	230,759
Series 2017-CD06, Class A4
3.190%	11/13/50	500	457,682
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	273	263,072
Series 2016-C07, Class A2
3.585%	12/10/54	50	46,775
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,302,991
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	296	271,067
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	528	517,362
Series 2014-GC25, Class A3
3.372%	10/10/47	49	47,176
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	3,025,261

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC33, Class AAB
3.522%	09/10/58	153	$148,015
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,248,040
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,411
Series 2017-P07, Class AAB
3.509%	04/14/50	315	302,818
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	948,819
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	394,615
Series 2014-CR19, Class A4
3.532%	08/10/47	69	66,248
Series 2014-CR21, Class A3
3.528%	12/10/47	419	404,141
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	726,714
Series 2014-UBS05, Class A4
3.838%	09/10/47	210	203,221
Series 2014-UBS06, Class A4
3.378%	12/10/47	153	147,268
Series 2015-CR22, Class A3
3.207%	03/10/48	41	40,911
Series 2015-CR23, Class ASB
3.257%	05/10/48	127	123,910
Series 2015-CR25, Class A3
3.505%	08/10/48	36	34,194
Series 2015-CR25, Class ASB
3.537%	08/10/48	478	464,667
Series 2015-CR26, Class A3
3.359%	10/10/48	43	40,964
Series 2015-DC01, Class A4
3.078%	02/10/48	810	781,212
Series 2015-DC01, Class ASB
3.142%	02/10/48	157	155,237
Series 2015-LC21, Class A3
3.445%	07/10/48	511	487,018
Series 2015-LC21, Class A4
3.708%	07/10/48	50	47,980
Series 2015-LC23, Class A3
3.521%	10/10/48	784	749,540
Series 2015-PC01, Class A5
3.902%	07/10/50	1,060	1,023,989
Series 2016-COR01, Class A3
2.826%	10/10/49	297	274,943
Series 2016-COR1, Class ASB
2.972%	10/10/49	785	749,790
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	468,070
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	47	44,604
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	$1,024,234
Series 2019-C16, Class A2
3.067%	06/15/52	100	88,846
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,181,084
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,800,409
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A1
0.800%	08/15/53	241	228,444
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.287%(cc)	07/25/26	115,580	3,968,450
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5
4.243%	08/10/46	300	298,175
Series 2014-GC20, Class A4
3.721%	04/10/47	5	5,260
Series 2014-GC22, Class A3
3.516%	06/10/47	37	36,234
Series 2015-GC32, Class A3
3.498%	07/10/48	1,997	1,907,099
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,761	1,701,261
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	864,520
Series 2020-GC45, Class A1
2.019%	02/13/53	75	72,891
Series 2020-GC45, Class A3
2.639%	02/13/53	100	90,596
Series 2020-GC45, Class A4
2.658%	02/13/53	100	85,166
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	874,442
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	80,563
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	197	196,015
Series 2014-C19, Class A3
3.669%	04/15/47	24	23,591
Series 2014-C22, Class A4
3.801%	09/15/47	930	902,486
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,098,488
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,926,811
Series 2015-C28, Class A3
2.912%	10/15/48	939	894,797
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	73	69,568
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	465,346

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	44	$41,647
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,600,252
Series 2015-C23, Class ASB
3.398%	07/15/50	160	155,719
Series 2015-C24, Class A4
3.732%	05/15/48	998	958,561
Series 2015-C26, Class ASB
3.323%	10/15/48	195	189,653
Series 2015-C27, Class ASB
3.557%	12/15/47	250	243,137
Series 2016-C032, Class ASB
3.514%	12/15/49	717	687,653
Series 2016-C31, Class A4
2.840%	11/15/49	47	43,441
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	297,724
Series 2021-L07, Class A1
0.881%	10/15/54	1,050	958,506
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	227,014
Series 2018-C08, Class ASB
3.903%	02/15/51	334	319,867
Series 2019-C17, Class A2
2.313%	10/15/52	500	474,526
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	30	29,802
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	318,810
Series 2015-LC20, Class A3
3.086%	04/15/50	100	98,216
Series 2015-LC20, Class A5
3.184%	04/15/50	400	381,534
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,829,976
Series 2016-LC24, Class A4
2.942%	10/15/49	275	253,457
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,906,446
Series 2017-C41, Class A2
2.590%	11/15/50	1,266	1,142,307
Series 2020-C55, Class A3
2.462%	02/15/53	100	90,054
Series 2020-C57, Class A1
0.903%	08/15/53	1,744	1,637,187
Series 2020-C58, Class A1
0.548%	07/15/53	250	245,243

Total Commercial Mortgage-Backed Securities (cost $87,044,456)			83,958,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 30.0%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	220	$202,924
2.950%	02/01/30(a)	1,130	995,359
3.550%	03/01/38	780	621,588
3.625%	03/01/48	850	608,335
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,789
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	30	29,819
			2,462,814
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	1,180	1,158,037
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	295	268,243
4.448%	03/16/28	290	275,376
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	269	265,420
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	460	458,566
			2,425,642
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	44	37,207
Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	9,509
Auto Manufacturers — 0.6%
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	650	625,194
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	130	129,722
3.950%	04/13/24	784	770,738
Sr. Unsec’d. Notes
2.350%	01/08/31	425	335,694
2.400%	04/10/28	545	475,695
2.400%	10/15/28	220	188,475
3.800%	04/07/25	30	29,154
5.000%	04/09/27	550	543,937
			3,098,609

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32	135	$117,352
Banks — 9.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	12,705
2.687%(ff)	04/22/32	1,115	931,039
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	674,977
2.087%(ff)	06/14/29	260	223,706
2.496%(ff)	02/13/31	695	588,994
2.972%(ff)	02/04/33	5,390	4,542,605
3.194%(ff)	07/23/30	35	31,091
3.384%(ff)	04/02/26	640	614,191
4.376%(ff)	04/27/28	2,720	2,637,157
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
5.378%(c)	10/24/24	580	575,572
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	33,421
Sub. Notes, MTN
4.000%	01/22/25	95	93,022
4.450%	03/03/26	760	744,198
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	41,980
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	520	506,408
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,470	1,295,084
1.904%(ff)	09/30/28	500	422,500
3.375%	01/09/25	255	244,591
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	144,743
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	285	253,234
2.666%(ff)	01/29/31	630	538,204
2.976%(ff)	11/05/30	250	219,104
3.057%(ff)	01/25/33	4,505	3,822,975
3.106%(ff)	04/08/26	275	262,946
3.352%(ff)	04/24/25	160	156,015
3.400%	05/01/26	150	143,179
4.910%(ff)	05/24/33(a)	485	475,337
Sub. Notes
4.400%	06/10/25	500	487,343
4.450%	09/29/27	15	14,547
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	245,000
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	200,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.773%(ff)	03/28/25	280	$273,116
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25	275	260,490
Sr. Unsec’d. Notes, Series E, SOFR + 0.500%
5.206%(c)	11/08/23	160	158,314
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	495,505
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	249,102
3.250%	09/26/23	2,250	2,229,351
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	44,693
1.542%(ff)	09/10/27	5,150	4,533,069
2.600%	02/07/30	25	21,470
2.615%(ff)	04/22/32	250	208,242
3.102%(ff)	02/24/33	10	8,571
3.500%	01/23/25	60	58,386
3.500%	04/01/25	190	184,502
3.615%(ff)	03/15/28	370	350,352
3.850%	01/26/27	170	164,132
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	112,096
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	213,449
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	232,465
1.578%(ff)	04/22/27	260	233,570
1.953%(ff)	02/04/32	30	24,137
2.069%(ff)	06/01/29	150	129,902
2.580%(ff)	04/22/32	780	657,017
2.739%(ff)	10/15/30	1,515	1,322,069
2.963%(ff)	01/25/33(a)	7,235	6,192,925
4.005%(ff)	04/23/29	55	52,558
Sub. Notes
3.375%	05/01/23	260	259,580
4.250%	10/01/27	250	245,263
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	199,830
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	730	709,834
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	261,168
4.210%(ff)	04/20/28	485	471,167
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,066
2.699%(ff)	01/22/31	1,040	895,352

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	$4,182,777
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	355	350,569
Sub. Notes, GMTN
4.350%	09/08/26	545	531,678
Sub. Notes, MTN
3.950%	04/23/27	55	53,131
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	435	426,014
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	17,060
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	421,934
3.375%	04/14/25	20	19,355
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	174,554
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	239,012
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	20,579
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	220,582
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	267,979
2.800%	03/10/27	200	185,786
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	293,020
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	179,825
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.488%(ff)	05/12/26	390	375,967
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.301%(c)	05/12/26	1,210	1,206,512
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	23,550
2.572%(ff)	02/11/31	3,210	2,723,541
3.526%(ff)	03/24/28	695	655,699
3.908%(ff)	04/25/26	20	19,392
			55,229,064
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,420	$1,377,382
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	18,909
2.750%	03/19/30	10	9,132
			1,405,423
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	27,578
5.250%	03/02/33(a)	1,720	1,766,494
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	58,740
CSL Finance PLC (Australia),
Gtd. Notes, 144A
3.850%	04/27/27	240	233,616
			2,086,428
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	165	166,215
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	177,207
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23(a)	437	433,997
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	495,220
			1,272,639
Commercial Services — 0.4%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	310	249,485
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	786,262
3.800%	11/01/25	70	67,685
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	14,276
3.750%	06/01/23	25	24,916
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	50	48,989
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32(a)	350	345,470

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	695	$659,270
			2,196,353
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	93,893
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	4,685
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,492
Diversified Financial Services — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	97,236
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	165	158,958
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	1,882,530
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	17,175
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	750	748,829
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	520	446,696
2.750%	10/01/29	70	60,560
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	45	43,587
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	166,362
2.710%	01/22/29	200	169,342
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	223,714
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	78,410
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	115	102,188
			4,195,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 3.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	$1,198,596
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	939,867
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	39,732
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	16,876
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	124,648
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	695	660,478
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	17,105
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	223,490
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,127,729
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	1,045	899,771
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	28,848
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	70,383
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	690	652,593
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	173,279
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,586
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,134,944
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	176,817
Entergy Louisiana LLC,
Collateral Trust
0.950%	10/01/24	345	325,098
4.000%	03/15/33	3,000	2,809,569
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	38,393

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	460	$446,268
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,400	3,794,705
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	38,454
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.051%	03/01/25	305	310,349
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	101,573
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	565,944
Pacific Gas & Electric Co.,
First Mortgage
6.700%	04/01/53	415	427,336
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	154,486
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,629,640
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	56,379
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,213,697
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	30,256
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	40,771
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	893,717
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	294,615
3.700%	01/30/27	690	637,632
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	174,315
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	130,819
			21,611,758
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,733
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	204	$194,693
Entertainment — 0.4%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	203,461
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27(a)	405	381,542
5.050%	03/15/42	1,680	1,404,736
			1,989,739
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,636
Foods — 0.2%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	128,389
1.700%	06/03/28	180	158,719
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	865	836,246
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	85,295
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	4,861
Nestle Holdings, Inc.,
Gtd. Notes, 144A
1.500%	09/14/28	150	130,395
			1,343,905
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	26,812
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	800,729
			827,541
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	90	83,791
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,514
			88,305

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 1.3%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	$1,021,899
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	58,930
3.500%	08/15/24	25	24,492
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	500	496,867
Gtd. Notes, 144A
3.125%	03/15/27	160	148,763
3.375%	03/15/29	10	9,029
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	154,015
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	914,911
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	1,107,891
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	660,429
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	67,108
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.375%	01/28/27	500	468,577
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,142
5.050%	04/15/53	1,930	1,950,824
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	23,454
			7,124,331
Home Builders — 0.1%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	700,072
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,855
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	90	84,382
3.850%	04/05/29	550	501,691
3.900%	04/05/32	1,030	890,976
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	$106,186
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	62,836
4.569%	02/01/29	907	873,562
5.500%	06/15/52	500	476,061
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	149,679
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	46,756
			3,192,129
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,502
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	20,979
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	103,322
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	11,914
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	275	270,079
			385,315
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	108,410
2.300%	02/01/32	510	387,843
4.800%	03/01/50	1,570	1,194,358
4.908%	07/23/25	110	108,788
5.050%	03/30/29	1,235	1,192,837
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	62,339
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	314,332
3.150%	08/15/24	424	413,001
3.500%	08/15/27	600	567,517
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	346,873

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.030%	01/25/24	110	$108,796
			4,805,094
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	692,646
2.600%	07/15/32(a)	1,145	956,957
2.800%	10/01/29	10	8,867
			1,658,470
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	4,569
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	110	107,676
2.200%	03/01/32	45	34,959
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.400%	03/16/27	350	335,664
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	17,075
			499,943
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,151,450
Oil & Gas — 0.8%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	1,995	1,642,794
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	48,976
4.500%	04/15/23	31	30,978
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	151,555
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	219,237
4.875%	04/03/28	210	211,399
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26	315	300,808
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	658,538
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,618
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27(a)	1,460	$1,399,368
			4,676,271
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	29,102
Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,146,247
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	133,541
			1,279,788
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	425	404,426
3.200%	11/21/29	835	774,523
3.600%	05/14/25	425	416,913
4.550%	03/15/35	2,465	2,410,996
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,145
3.450%	12/15/27	30	28,493
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	248,419
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,735
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,798
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	160	156,164
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	57,413
3.500%	06/15/24	100	98,121
3.750%	07/15/23	51	50,747
Sr. Unsec’d. Notes
2.375%	03/15/31	320	270,393
2.400%	03/15/30	15	13,014
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	90	88,397
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	385	365,827

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30(a)	960	$782,382
4.000%	06/22/50	1,165	766,302
			6,966,208
Pipelines — 1.8%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	63,367
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	162,038
3.750%	05/15/30	965	890,318
4.950%	05/15/28	305	301,677
4.950%	06/15/28	500	496,784
5.150%	03/15/45	1,080	936,708
5.875%	01/15/24	260	259,946
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	36,613
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,849
4.950%	03/14/52	1,875	1,627,971
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,817
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	564,777
4.350%	03/15/29	305	288,640
4.450%	09/01/49	1,010	784,482
5.850%	01/15/26	200	203,385
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,922,660
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33(a)	1,345	1,207,888
6.250%	07/01/52	305	301,094
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	234,953
4.000%	09/15/25	65	63,581
			10,401,548
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	557,503
Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
1.900%	12/01/28	400	345,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes, MTN
2.450%	01/15/31	45	$37,917
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	12,877
2.500%	08/16/31	5	3,896
4.050%	07/01/30	1,980	1,773,525
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	3,704
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	90,359
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	35,821
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	34,387
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,333,300
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	112,959
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	39,073
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	294,625
Prologis LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	2,175	2,116,622
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	520	453,754
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,081
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,580,530
2.700%	07/15/31	20	16,200
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	335	278,422
			9,577,287
Retail — 0.3%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	255,653
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	88,172

A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
3.500%	07/01/27	15	$14,544
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	645	620,497
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	520	505,309
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	185	162,365
1.800%	09/22/31	30	25,370
			1,671,910
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	39,117
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	362,208
3.419%	04/15/33	2,275	1,902,988
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,455
5.625%	02/10/43	155	158,779
			2,492,547
Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	48,146
4.900%	02/06/33	1,010	989,071
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24	270	264,266
3.550%	04/14/25	20	19,468
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	90	86,160
3.700%	04/01/29	1,695	1,587,847
3.800%	04/01/32	10	9,154
			3,004,112
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,361,581
3.550%	09/15/55	1,360	976,933
4.300%	02/15/30	255	247,954
4.350%	03/01/29	465	455,336
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	405	364,994
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,250	1,058,901
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.500%	04/15/25	455	$442,407
3.750%	04/15/27	435	418,298
3.875%	04/15/30	3,140	2,944,973
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	500	445,494
2.355%	03/15/32	283	232,187
2.550%	03/21/31	580	494,132
3.000%	03/22/27	10	9,504
3.150%	03/22/30	40	36,440
4.016%	12/03/29	200	191,560
			9,680,694
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	216,312

Total Corporate Bonds (cost $177,668,023)			170,900,429
Residential Mortgage-Backed Securities — 2.9%
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	287	285,399
Fannie Mae REMIC,
Series 2018-76, Class ZL
4.000%	10/25/58	9,575	8,819,267
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.390%(c)	08/25/52	5,346	364,015
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.460%(c)	04/25/42	2,181	2,164,680
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.710%(c)	09/25/42	969	971,784
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	222	4,409
Government National Mortgage Assoc.,
Series 2021-177, Class SB, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	10/20/51	1,373	27,221
Series 2021-205, Class DS, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	11/20/51	2,282	43,918
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	610	11,633
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	836	18,342

A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		755	$15,374
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,570	32,209
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		563	9,042
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,174	20,523
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,180	24,620
Series 2022-180, Class Z
5.000%	10/20/52		2,042	2,003,436
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.131%(c)	03/27/25		1,100	1,100,000
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		226	215,751
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	154	162,479

Total Residential Mortgage-Backed Securities (cost $16,194,164)				16,294,102
Sovereign Bonds — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		715	687,964
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	367,839
3.250%	07/20/23		200	199,115
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,114,391
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		600	590,016
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,600	2,495,636
3.250%	04/24/23		200	199,632
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	569,014
3.300%	03/15/28		1,195	1,160,174
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	168,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	400	$383,025
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	195,069
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	199,226

Total Sovereign Bonds (cost $9,576,292)			9,329,463
U.S. Government Agency Obligations — 28.6%
Federal Home Loan Bank
4.250%	09/10/32	850	855,821
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	5,550	5,099,253
1.500%	02/12/25	4,150	3,949,595
2.000%	02/01/36	912	824,664
2.000%	05/01/42	459	391,731
2.000%	04/01/51	88	73,147
2.000%	06/01/51	4,176	3,461,253
2.000%	07/01/51	552	457,069
2.000%	09/01/51	2,378	1,975,272
2.500%	07/01/51	2,022	1,745,252
2.500%	08/01/51	1,917	1,654,416
2.500%	09/01/51	653	563,579
2.500%	09/01/51	1,853	1,598,769
2.500%	12/01/51	4,729	4,079,778
3.000%	09/01/50	5,288	4,773,598
3.000%	06/01/51	631	567,165
3.000%	02/01/52	994	896,366
3.000%	03/01/52	201	179,947
3.000%	06/01/52	2,406	2,159,655
4.000%	11/01/37	1,171	1,152,627
4.000%	05/01/52	1,389	1,328,758
4.500%	05/01/52	476	466,242
4.500%	07/01/52	982	962,358
4.500%	09/01/52	239	234,593
5.000%	06/01/52	1,909	1,904,401
5.000%	11/01/52	495	494,141
6.000%	12/01/52	970	990,731
6.250%	07/15/32	115	137,048
6.750%	09/15/29	90	104,971
6.750%	03/15/31	1,350	1,617,751
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.167%, Floor 2.341%)
5.167%(c)	02/01/53	1,032	1,035,089
Federal National Mortgage Assoc.
0.500%	06/17/25	1,500	1,386,128
0.875%	08/05/30	885	721,306
1.500%	01/01/36	1,965	1,727,991
1.500%	11/01/50	480	378,188
1.500%	02/01/51	5,681	4,462,800
1.625%	01/07/25	3,640	3,479,855
2.000%	05/01/42	1,769	1,513,640
2.000%	10/01/50	267	221,641
2.000%	12/01/50	128	106,159

A16

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	01/01/51	1,628	$1,350,062
2.000%	02/01/51	45	37,503
2.000%	04/01/51	3,585	2,972,012
2.000%	05/01/51	1,012	839,243
2.000%	07/01/51	4,678	3,880,043
2.000%	08/01/51	5,366	4,446,403
2.500%	TBA	1,000	861,875
2.500%	04/01/51	515	443,579
2.500%	06/01/51	2,880	2,486,263
2.500%	08/01/51	472	407,369
2.500%	08/01/51	8,177	7,061,462
2.500%	10/01/51	1,624	1,400,826
2.500%	12/01/51	1,890	1,630,222
2.500%	01/01/52	477	411,233
2.500%	02/01/52	2,378	2,062,594
2.500%	03/01/52	493	425,231
2.500%	04/01/52	1,197	1,038,353
3.000%	05/01/35	1,591	1,511,134
3.000%	06/01/36	1,264	1,199,189
3.000%	07/01/36	988	938,626
3.000%	05/01/51	675	607,954
3.000%	05/01/51	827	744,493
3.000%	05/01/51	897	807,976
3.000%	01/01/52	4,916	4,417,335
3.000%	02/01/52	1,005	902,561
3.000%	02/01/52	1,909	1,715,486
3.000%	04/01/52	2,424	2,193,058
3.000%	05/01/52	928	833,033
3.500%	TBA	1,000	929,180
3.500%	03/01/52	977	915,114
3.500%	05/01/52	2,982	2,772,293
3.500%	07/01/52	401	372,922
4.000%	TBA	3,000	2,870,637
4.000%	05/01/52	4,559	4,385,407
4.000%	08/01/52	2,512	2,402,654
4.000%	12/01/52	2,006	1,918,361
4.500%	TBA	10,000	9,797,958
4.500%	09/01/52	264	258,185
5.000%	06/01/52	940	937,327
5.000%	07/01/52	1,013	1,020,803
5.000%	12/01/52	516	514,820
5.500%	TBA	3,000	3,029,356
6.625%	11/15/30	290	343,666
Government National Mortgage Assoc.
2.000%	10/20/51	506	431,224
2.500%	08/20/51	1,368	1,204,281
2.500%	11/20/51	448	394,188
2.500%	12/20/51	475	417,726
2.500%	03/20/52	468	411,332
3.000%	03/20/47	1,374	1,269,572
3.000%	01/20/50	613	563,234
3.000%	06/20/51	1,715	1,569,630
3.000%	10/20/51	2,376	2,171,681
3.000%	11/20/51	933	851,933
3.000%	04/20/52	1,999	1,822,712
3.500%	06/20/42	469	448,224
3.500%	03/20/43	279	267,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/20/46	3,063	$2,915,868
4.000%	09/20/47	2,031	1,987,475
4.000%	02/20/48	156	152,162
4.000%	04/20/48	487	475,389
4.500%	TBA	4,000	3,939,808
4.500%	08/20/48	1,475	1,470,938
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	163,021

Total U.S. Government Agency Obligations (cost $167,288,412)			162,753,964
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bonds
1.375%	11/15/40	16,380	11,271,488
2.000%	11/15/41(k)	19,605	14,789,522
2.250%	05/15/41(a)	19,865	15,777,155
2.250%	08/15/49	3,150	2,367,914
U.S. Treasury Notes
3.500%	02/15/33	20	20,034
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	851,474
3.229%(s)	05/15/41	4,540	2,237,369
3.242%(s)	11/15/41	2,155	1,036,168
3.255%(s)	08/15/42	1,980	919,540
3.272%(s)	05/15/43	5,460	2,460,199

Total U.S. Treasury Obligations (cost $55,898,881)			51,730,863

Total Long-Term Investments (cost $608,424,360)			588,441,170

	Shares
Short-Term Investments — 3.9%
Affiliated Mutual Fund — 3.3%
PGIM Institutional Money Market Fund (cost $18,609,477; includes $18,545,527 of cash collateral for securities on loan)(b)(we)	18,619,311	18,610,001
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (Institutional Shares)	3,270,984	3,270,984
(cost $3,270,984)
Option Purchased*~ — 0.0%
(cost $11,875)		17,285

Total Short-Term Investments (cost $21,892,336)		21,898,270

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.2% (cost $630,316,696)		610,339,440

A17

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $42,539)	$(24,821)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.2% (cost $630,274,157)	610,314,619

Liabilities in excess of other assets(z) — (7.2)%	(40,885,724)

Net Assets — 100.0%	$569,428,895

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOA	Bank of America, N.A.
CGM	Citigroup Global Markets, Inc.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,168,708; cash collateral of $18,545,527 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $3,584,707)	3.000%	TBA	04/13/23	$(4,000)		$(3,589,038)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.16		—		2,000	$17,285
(cost $11,875)
A18

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	06/06/23	$100.11		—		2,000	$(24,739)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.16		—		2,000	(9)
FNMA TBA 5.50%	Put	BOA	04/06/23	$99.63		—		2,500	(73)
Total Options Written (premiums received $42,539)									$(24,821)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
34	2 Year U.S. Treasury Notes	Jun. 2023	$7,019,406	$77,178
439	5 Year U.S. Treasury Notes	Jun. 2023	48,073,929	729,237
49	10 Year U.S. Treasury Notes	Jun. 2023	5,631,172	5,518
242	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	34,152,250	1,285,150
				2,097,083
Short Position:
273	20 Year U.S. Treasury Bonds	Jun. 2023	35,805,656	(1,367,508)
				$729,575
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	SSB	EUR	153	$163,084	$165,747	$—	$(2,663)
Expiring 05/02/23	SSB	EUR	151	164,080	163,955	125	—
				$327,164	$329,702	$125	$(2,663)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19